Note 4 - Investment In Associate	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
4.	INVESTMENT IN ASSOCIATE

On January 31, 2025, as a result of the spin-out (Note 17) the Company received 5,152,557 shares of Rio Grande Resources Ltd. (“Rio Grande”), a publicly traded company, representing a 19.95% interest in Rio Grande, at a fair value of $489,493.  At March 31, 2025, 5,152,557 shares represented a 19.95% interest in Rio Grande.  As a result of the share ownership in conjunction with other factors (including a common CEO and director) it was determined that the Company exercises significant influence over Rio Grande and has accounted for its investment in Rio Grande using the equity method.

Investment in associate

Balance as at March 31, 2024	$-
Value of shares received on spinout	489,493
Equity share of loss – 19.95%	(105,760)

Balance as at March 31, 2025	$383,733

Summary statement of financial position of Rio Grande as at March 31, 2025:

As at March 31, 2025

Cash	$531,375
Other current assets	14,935
Long-term exploration assets	3,189,002
Short-term accounts payable and accrued liabilities	(717,444)
Long-term royalty payable	(367,784)
Long-term tax penalty payable	(207,350)
Long-term notes payable	(1,197,450)
Long term derivative liability	(5,647)

Net assets	$1,239,637

Summary statement of loss and comprehensive loss of Rio Grande for the period from February 1, 2025 to March 31, 2025:

For the period from February 1, 2025 to March 31, 2025:

Loss from operations	$(530,140)
Net loss and comprehensive loss	$(530,140)